Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 33,634	$ 33,551	$ 33,817
Cost of revenues	27,048	27,433	27,159
Gross profit	6,586	6,118	6,658
Operating costs and expenses:
Research and development	208	112
Sales and marketing	3,955	3,922	4,064
General and administrative	1,906	1,747	2,255
Impairment of intangible assets		517	356
Impairment of goodwill		471	614
Total operating costs and expenses	6,069	6,769	7,289
Operating (loss) income	517	(651)	(631)
Other income		39
Financial expenses, net	(105)	(348)	(330)
Income before taxes on income (loss)	412	(960)	(961)
Taxes on income (tax benefit)	(39)		(48)
Net income (loss)	$ 451	$ (960)	$ (913)
Basic net income (loss) per share (in Dollars per share)	$ 0.09	$ (0.22)	$ (0.23)
diluted net income (loss) per share (in Dollars per share)	$ 0.08	$ (0.22)	$ (0.23)
Basic (in Shares)	5,212	4,298	4,053
Diluted (in Shares)	5,424	4,298	4,059